Valuation and Qualifying Accounts (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Allowance for doubtful accounts and sales returns
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		¥ 75,513	¥ 67,625	¥ 71,009
Additions charged to costs and expenses		60,252	42,450	26,960
Deductions	[1]	(51,211)	(42,180)	(37,823)
Other	[2]	2,044	7,618	7,479
Balance at end of period		86,598	75,513	67,625
Valuation allowance - Deferred tax assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		1,027,530	931,247	868,233
Additions charged to costs and expenses		137,039	112,533	86,215
Deductions		(80,541)	(57,914)	(59,179)
Other	[3]	(6,406)	41,664	35,978
Balance at end of period		¥ 1,077,622	¥ 1,027,530	¥ 931,247

[1]	Reversal including amounts written off.
[2]	Translation adjustment.
[3]	Translation adjustment and the effect of changes in statutory tax rate.